OFI Global Asset Management, Inc.

225 Liberty Street, 11th Floor

New York, NY 10281-1008

September 30, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Rochester Short Term Municipal Fund (the “Registrant”)
Reg. No. 333-147062; File No. 811-22139

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on September 25, 2014.

Sincerely,

/s/ Carolyn Liu-Hartman

------------------------------------

Carolyn Liu-Hartman

Assistant Vice President and Assistant Counsel

212-323-5905

cliuhartman@ofiglobal.com

cc:    Kramer Levin Naftalis & Frankel LLP

Gloria LaFond

Edward Gizzi, Esq.